Stock-Based Compensation - Schedule of Stock-based Compensation Expense of RSU (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 598		$ 1,128
Cost of revenue [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation
Research and development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	322		537
Sales, general and administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 276		$ 591